Shareholder Report, Holdings (Details)	May 31, 2024
Columbia High Yield Bond Fund (Class A) | HUB International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia High Yield Bond Fund (Class A) | NextEra Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Class A) | Clearway Energy Operating LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Class A) | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class A) | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class A) | H and E Equipment Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class A) | CCO Holdings LLC Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class A) | American Airlines Inc AAdvantage Loyalty IP Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class A) | Mozart Debt Merger Sub Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund (Class A) | Colgate Energy Partners III LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund (Class A) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia High Yield Bond Fund (Class A) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia High Yield Bond Fund (Class A) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia High Yield Bond Fund (Class A) | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia High Yield Bond Fund (Class A) | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund (Class A) | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Class A) | Corporate Bond And Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Columbia High Yield Bond Fund (Class A) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia High Yield Bond Fund (Class A) | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia High Yield Bond Fund (Class A) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia High Yield Bond Fund (Class A) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia High Yield Bond Fund (Advisor Class) | HUB International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia High Yield Bond Fund (Advisor Class) | NextEra Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Advisor Class) | Clearway Energy Operating LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Advisor Class) | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Advisor Class) | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Advisor Class) | H and E Equipment Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Advisor Class) | CCO Holdings LLC Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Advisor Class) | American Airlines Inc AAdvantage Loyalty IP Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Advisor Class) | Mozart Debt Merger Sub Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund (Advisor Class) | Colgate Energy Partners III LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund (Advisor Class) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia High Yield Bond Fund (Advisor Class) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia High Yield Bond Fund (Advisor Class) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia High Yield Bond Fund (Advisor Class) | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia High Yield Bond Fund (Advisor Class) | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund (Advisor Class) | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Advisor Class) | Corporate Bond And Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Columbia High Yield Bond Fund (Advisor Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia High Yield Bond Fund (Advisor Class) | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia High Yield Bond Fund (Advisor Class) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia High Yield Bond Fund (Advisor Class) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia High Yield Bond Fund (Class C) | HUB International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia High Yield Bond Fund (Class C) | NextEra Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Class C) | Clearway Energy Operating LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Class C) | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class C) | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class C) | H and E Equipment Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class C) | CCO Holdings LLC Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class C) | American Airlines Inc AAdvantage Loyalty IP Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class C) | Mozart Debt Merger Sub Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund (Class C) | Colgate Energy Partners III LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund (Class C) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia High Yield Bond Fund (Class C) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia High Yield Bond Fund (Class C) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia High Yield Bond Fund (Class C) | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia High Yield Bond Fund (Class C) | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund (Class C) | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Class C) | Corporate Bond And Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Columbia High Yield Bond Fund (Class C) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia High Yield Bond Fund (Class C) | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia High Yield Bond Fund (Class C) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia High Yield Bond Fund (Class C) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia High Yield Bond Fund (Institutional Class) | HUB International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia High Yield Bond Fund (Institutional Class) | NextEra Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Institutional Class) | Clearway Energy Operating LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Institutional Class) | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional Class) | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional Class) | H and E Equipment Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional Class) | CCO Holdings LLC Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional Class) | American Airlines Inc AAdvantage Loyalty IP Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional Class) | Mozart Debt Merger Sub Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund (Institutional Class) | Colgate Energy Partners III LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund (Institutional Class) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia High Yield Bond Fund (Institutional Class) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia High Yield Bond Fund (Institutional Class) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia High Yield Bond Fund (Institutional Class) | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia High Yield Bond Fund (Institutional Class) | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund (Institutional Class) | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Institutional Class) | Corporate Bond And Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Columbia High Yield Bond Fund (Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia High Yield Bond Fund (Institutional Class) | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia High Yield Bond Fund (Institutional Class) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia High Yield Bond Fund (Institutional Class) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia High Yield Bond Fund (Institutional 2 Class) | HUB International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia High Yield Bond Fund (Institutional 2 Class) | NextEra Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Institutional 2 Class) | Clearway Energy Operating LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Institutional 2 Class) | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional 2 Class) | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional 2 Class) | H and E Equipment Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional 2 Class) | CCO Holdings LLC Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional 2 Class) | American Airlines Inc AAdvantage Loyalty IP Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional 2 Class) | Mozart Debt Merger Sub Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund (Institutional 2 Class) | Colgate Energy Partners III LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund (Institutional 2 Class) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia High Yield Bond Fund (Institutional 2 Class) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia High Yield Bond Fund (Institutional 2 Class) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia High Yield Bond Fund (Institutional 2 Class) | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia High Yield Bond Fund (Institutional 2 Class) | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund (Institutional 2 Class) | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Institutional 2 Class) | Corporate Bond And Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Columbia High Yield Bond Fund (Institutional 2 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia High Yield Bond Fund (Institutional 2 Class) | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia High Yield Bond Fund (Institutional 2 Class) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia High Yield Bond Fund (Institutional 2 Class) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia High Yield Bond Fund (Institutional 3 Class) | HUB International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia High Yield Bond Fund (Institutional 3 Class) | NextEra Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Institutional 3 Class) | Clearway Energy Operating LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Institutional 3 Class) | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional 3 Class) | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional 3 Class) | H and E Equipment Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional 3 Class) | CCO Holdings LLC Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional 3 Class) | American Airlines Inc AAdvantage Loyalty IP Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Institutional 3 Class) | Mozart Debt Merger Sub Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund (Institutional 3 Class) | Colgate Energy Partners III LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund (Institutional 3 Class) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia High Yield Bond Fund (Institutional 3 Class) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia High Yield Bond Fund (Institutional 3 Class) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia High Yield Bond Fund (Institutional 3 Class) | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia High Yield Bond Fund (Institutional 3 Class) | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund (Institutional 3 Class) | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Institutional 3 Class) | Corporate Bond And Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Columbia High Yield Bond Fund (Institutional 3 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia High Yield Bond Fund (Institutional 3 Class) | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia High Yield Bond Fund (Institutional 3 Class) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia High Yield Bond Fund (Institutional 3 Class) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia High Yield Bond Fund (Class R) | HUB International Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia High Yield Bond Fund (Class R) | NextEra Energy Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Class R) | Clearway Energy Operating LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Class R) | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class R) | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class R) | H and E Equipment Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class R) | CCO Holdings LLC Capital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class R) | American Airlines Inc AAdvantage Loyalty IP Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia High Yield Bond Fund (Class R) | Mozart Debt Merger Sub Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund (Class R) | Colgate Energy Partners III LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia High Yield Bond Fund (Class R) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia High Yield Bond Fund (Class R) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Columbia High Yield Bond Fund (Class R) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Columbia High Yield Bond Fund (Class R) | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia High Yield Bond Fund (Class R) | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia High Yield Bond Fund (Class R) | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia High Yield Bond Fund (Class R) | Corporate Bond And Notes Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Columbia High Yield Bond Fund (Class R) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia High Yield Bond Fund (Class R) | Senior Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia High Yield Bond Fund (Class R) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia High Yield Bond Fund (Class R) | Foreign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%